Income Taxes - Additional Information (Detail) - INR (₨) ₨ / shares in Units, ₨ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure of income tax expense [line items]
Deferred tax asset of unused tax losses not recognized	₨ 10,676	₨ 9,321
Tax loss carry-forwards	43,785	38,564
Tax loss carry-forwards not currently subject to expiration dates	40,409	35,621
Tax loss carry-forwards expires in various years	₨ 3,376	2,943
Tax loss carry-forwards expiration period	2043
Deferred tax liabilities on cumulative earnings of subsidiaries	₨ 88,742	108,724
Decrease of current tax expense due to tax holidays	₨ 14,308	₨ 16,718	₨ 16,483
Tax incentives per share	₨ 2.71	₨ 3.05	₨ 3.02
Branch profit tax percentage		15.00%
Expiry of tax holiday period	2034-35
Effective minimum alternative tax rate percentage	17.47%
Term over which minimum alternative tax is eligible to be carried forward	15 years
Unused tax losses [member]
Disclosure of income tax expense [line items]
Recognized deferred tax assets of loss carry forward	₨ 1,254	₨ 2,624